Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in property and equipment [Line Items]
Beginning balance	₩ 168,709,387	₩ 164,701,827
Acquisitions	12,614,177	13,593,937
Disposals	(613,515)	(685,326)
Depreciation	(11,770,725)	(11,376,100)
Impairment	(4,056)	(72,607)
Others	4,184,513	2,547,656
Ending balance	173,119,781	168,709,387
Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	272,874,770
Ending balance	287,613,240	272,874,770
Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(102,800,055)
Ending balance	(113,125,144)	(102,800,055)
Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(866,604)
Ending balance	(866,906)	(866,604)
Government grants
Changes in property and equipment [Line Items]
Beginning balance	(498,724)
Ending balance	(501,409)	(498,724)
Land
Changes in property and equipment [Line Items]
Beginning balance	13,919,851
Ending balance	14,084,491	13,919,851
Land | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	13,943,326	13,848,063
Acquisitions	9,561	5,330
Disposals	(54,447)	(31,304)
Depreciation	0	(273)
Impairment	0	0
Others	209,525	121,510
Ending balance	14,107,965	13,943,326
Land | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	13,970,098
Ending balance	14,135,452	13,970,098
Land | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Land | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(26,772)
Ending balance	(27,487)	(26,772)
Land | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(23,475)	(21,817)
Acquisitions	0	0
Disposals	1	2
Depreciation	0	0
Impairment	0	0
Others	0	(1,660)
Ending balance	(23,474)	(23,475)
Buildings
Changes in property and equipment [Line Items]
Beginning balance	12,559,301
Ending balance	12,872,930	12,559,301
Buildings | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	12,616,532	12,445,706
Acquisitions	9,036	7,225
Disposals	(19,974)	(16,015)
Depreciation	(889,539)	(875,680)
Impairment	0	(2,107)
Others	1,208,997	1,057,403
Ending balance	12,925,052	12,616,532
Buildings | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	21,773,824
Ending balance	22,973,395	21,773,824
Buildings | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(9,150,218)
Ending balance	(10,041,270)	(9,150,218)
Buildings | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(7,074)
Ending balance	(7,073)	(7,074)
Buildings | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(57,231)	(61,920)
Acquisitions	0	0
Disposals	0	0
Depreciation	5,174	5,206
Impairment	0	0
Others	(65)	(517)
Ending balance	(52,122)	(57,231)
Structures
Changes in property and equipment [Line Items]
Beginning balance	46,078,846
Ending balance	48,116,505	46,078,846
Structures | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	46,258,855	45,178,870
Acquisitions	(5,472)	36,091
Disposals	(319,287)	(346,612)
Depreciation	(2,582,488)	(2,313,920)
Impairment	(741)	(3,571)
Others	4,937,659	3,707,997
Ending balance	48,288,526	46,258,855
Structures | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	74,136,523
Ending balance	78,473,094	74,136,523
Structures | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(27,864,461)
Ending balance	(30,171,363)	(27,864,461)
Structures | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(13,207)
Ending balance	(13,205)	(13,207)
Structures | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(180,009)	(186,554)
Acquisitions	0	0
Disposals	1,811	2,032
Depreciation	9,517	9,526
Impairment	0	0
Others	(3,340)	(5,013)
Ending balance	(172,021)	(180,009)
Machinery
Changes in property and equipment [Line Items]
Beginning balance	49,881,002
Ending balance	51,603,143	49,881,002
Machinery | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	50,038,787	49,907,300
Acquisitions	268,126	407,521
Disposals	(135,803)	(283,845)
Depreciation	(5,759,155)	(5,526,816)
Impairment	0	(74,362)
Others	7,331,270	5,608,989
Ending balance	51,743,225	50,038,787
Machinery | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	94,295,027
Ending balance	101,049,793	94,295,027
Machinery | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(43,740,838)
Ending balance	(48,791,577)	(43,740,838)
Machinery | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(515,402)
Ending balance	(514,991)	(515,402)
Machinery | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(157,785)	(158,907)
Acquisitions	0	0
Disposals	531	496
Depreciation	17,519	17,468
Impairment	0	0
Others	(347)	(16,842)
Ending balance	(140,082)	(157,785)
Ships
Changes in property and equipment [Line Items]
Beginning balance	255
Ending balance	177	255
Ships | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	255	201
Acquisitions	0	0
Disposals	0	0
Depreciation	(103)	(106)
Impairment	0	0
Others	25	160
Ending balance	177	255
Ships | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	2,482
Ending balance	2,068	2,482
Ships | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(2,227)
Ending balance	(1,891)	(2,227)
Ships | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Ships | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Vehicles
Changes in property and equipment [Line Items]
Beginning balance	78,351
Ending balance	87,582	78,351
Vehicles | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	78,983	70,585
Acquisitions	4,807	3,880
Disposals	(4,298)	(151)
Depreciation	(37,980)	(35,036)
Impairment	0	0
Others	47,745	39,705
Ending balance	89,257	78,983
Vehicles | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	338,386
Ending balance	371,207	338,386
Vehicles | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(259,288)
Ending balance	(281,833)	(259,288)
Vehicles | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(115)
Ending balance	(117)	(115)
Vehicles | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(632)	(2,275)
Acquisitions	(26)	0
Disposals	0	4
Depreciation	460	2,064
Impairment	0	0
Others	(1,477)	(425)
Ending balance	(1,675)	(632)
Equipment
Changes in property and equipment [Line Items]
Beginning balance	407,616
Ending balance	397,034	407,616
Equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	407,843	374,115
Acquisitions	54,875	72,655
Disposals	(667)	(86)
Depreciation	(184,007)	(186,004)
Impairment	0	0
Others	119,139	147,163
Ending balance	397,183	407,843
Equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,895,528
Ending balance	1,989,115	1,895,528
Equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,487,643)
Ending balance	(1,591,890)	(1,487,643)
Equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(42)
Ending balance	(42)	(42)
Equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(227)	(241)
Acquisitions	0	0
Disposals	0	0
Depreciation	95	149
Impairment	0	0
Others	(17)	(135)
Ending balance	(149)	(227)
Tools
Changes in property and equipment [Line Items]
Beginning balance	192,148
Ending balance	183,001	192,148
Tools | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	192,387	164,064
Acquisitions	19,389	28,048
Disposals	(89)	(193)
Depreciation	(81,984)	(82,862)
Impairment	0	0
Others	53,362	83,330
Ending balance	183,065	192,387
Tools | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,195,721
Ending balance	1,256,189	1,195,721
Tools | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,003,295)
Ending balance	(1,073,086)	(1,003,295)
Tools | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(39)
Ending balance	(38)	(39)
Tools | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(239)	(403)
Acquisitions	0	0
Disposals	0	0
Depreciation	209	243
Impairment	0	0
Others	(34)	(79)
Ending balance	(64)	(239)
Construction in progress
Changes in property and equipment [Line Items]
Beginning balance	30,884,599
Ending balance	30,044,272	30,884,599
Construction in progress | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	30,963,725	28,419,470
Acquisitions	12,165,238	12,726,469
Disposals	(66,965)	(486)
Depreciation	0	0
Impairment	(3,315)	7,799
Others	(12,902,589)	(10,189,527)
Ending balance	30,156,094	30,963,725
Construction in progress | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	31,121,255
Ending balance	30,313,624	31,121,255
Construction in progress | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Construction in progress | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(157,530)
Ending balance	(157,530)	(157,530)
Construction in progress | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(79,126)	(61,211)
Acquisitions	5,027	8,783
Disposals	0	0
Depreciation	0	0
Impairment	0	0
Others	(37,723)	(26,698)
Ending balance	(111,822)	(79,126)
Right-of-use assets
Changes in property and equipment [Line Items]
Beginning balance	4,542,166
Ending balance	4,059,397	4,542,166
Right-of-use assets | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	4,542,166	4,783,573
Acquisitions	78,213	291,334
Disposals	(11,787)	(827)
Depreciation	(554,615)	(586,254)
Impairment	0	0
Others	5,420	54,340
Ending balance	4,059,397	4,542,166
Right-of-use assets | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	7,905,214
Ending balance	7,848,138	7,905,214
Right-of-use assets | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(3,363,048)
Ending balance	(3,788,741)	(3,363,048)
Right-of-use assets | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Right-of-use assets | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Retirements, property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	7,413,171
Ending balance	8,925,388	7,413,171
Retirements, property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	7,413,171	7,374,527
Acquisitions	92	131
Disposals	(209)	(196)
Depreciation	(844,518)	(819,708)
Impairment	0	0
Others	2,356,852	858,417
Ending balance	8,925,388	7,413,171
Retirements, property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	12,260,732
Ending balance	14,348,920	12,260,732
Retirements, property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(4,701,138)
Ending balance	(5,277,109)	(4,701,138)
Retirements, property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(146,423)
Ending balance	(146,423)	(146,423)
Retirements, property, plant and equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Other property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	2,752,081
Ending balance	2,745,861	2,752,081
Other property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	2,752,081	2,628,681
Acquisitions	5,311	6,470
Disposals	(2,332)	(8,145)
Depreciation	(869,310)	(984,097)
Impairment	0	(366)
Others	860,111	1,109,538
Ending balance	2,745,861	2,752,081
Other property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	13,979,980
Ending balance	14,852,245	13,979,980
Other property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(11,227,899)
Ending balance	(12,106,384)	(11,227,899)
Other property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Other property, plant and equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	₩ 0	₩ 0